Capital Stock (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Summary of Normal Course Issuer Bids

The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

		2016		2015
	Maximum number of shares	Shares purchased	Cash amount	Shares purchased	Cash amount

2014 Bid	40,000,000	—	$—	8,166,514	$388
2015 Bid	40,000,000	20,313,194	818	2,585,970	113
2016 Bid	38,000,000	2,021,824	86	—	—

		22,335,018	$904	10,752,484	$501

Maximum Number of Shares Outstanding Exercised or Converted
[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 9, 2017 were exercised or converted:

Common Shares	382,269,005
Stock options	9,258,413

391,527,418